Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure, Financial Risk and Related Items
Schedule of total marketable securities by currency

	December 31,	December 31,
	2021	2020
Percent

USD	75%	70%
DKK	16%	19%
EUR	8%	10%
GBP	1%	1%
Total	100%	100%

Schedule of impact of exchange rate on our net result before tax

	Percentage change	Impact of change
(DKK million)	in exchange rate*	in exchange rate**
2021
EUR	1%	9
USD	10%	1,487
GBP	10%	(2)
2020
EUR	1%	8
USD	10%	1,480
GBP	10%	1

*   The analysis assumes that all other variables, in particular interest rates, remain constant.

**   The movements in the income statement and equity arise from monetary items (cash, marketable securities, receivables and liabilities) where the functional currency of the entity differs from the currency that the monetary items are denominated in.

Schedule of maturity profile of our marketable securities

(DKK million)	2021	2020

Year of Maturity
2021	-	6,195
2022	3,372	1,296
2023	3,041	314
2024	2,654	98
2025	448	87
2026+	866	829
Total	10,381	8,819

Schedule of Financial Assets

(DKK million)	Note	2021	2020
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	10,381	8,819
Other investments	3.4	371	1,081
Financial assets measured at amortized cost
Receivables excluding prepayments	3.5	3,176	2,329
Cash and cash equivalents		8,957	7,260
Financial liabilities measured at amortized cost:
Other payables	3.8	(1,480)	(1,186)
Lease liabilities	3.3	(425)	(319)

		2021				2020
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	10,381	-	-	10,381	8,819	-	-	8,819
Other investments	3.4	344	-	27	371	1,067	-	14	1,081

Schedule of level 3 reconciliation of assets

(DKK million)	Other Investments
Fair value at December 31, 2019	149
Transfer to Level 1	(149)
Acquisitions	14
Fair value at December 31, 2020	14
Acquisitions	13
Fair value at December 31, 2021	27

Schedule of portfolio of marketable securities

	Market value	Share	Market value	Share
	2021	%	2020	%
(DKK million)
USD portfolio
Corporate bonds	5,149	50%	-	-
US government bonds and treasury bills	1,496	14%	6,193	70%
Commercial paper	528	5%	-	-
Other	608	6%	-	-
Total USD portfolio	7,781	75%	6,193	70%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	460	4%	462	5%
Danish mortgage-backed securities	1,203	12%	1,230	14%
Total DKK portfolio	1,663	16%	1,692	19%

EUR portfolio
European government bonds and treasury bills	856	8%	863	10%

GBP portfolio
UK government bonds and treasury bills	81	1%	71	1%

Total portfolio	10,381	100%	8,819	100%

Marketable securities	10,381		8,819

Schedule of finance income and expenses

(DKK million)	2021	2020	2019
Financial income:
Interest and other financial income	197	184	120
Gain on marketable securities, net	-	-	9
Gain on other investments, net	-	965	-
Foreign exchange rate gain, net	1,470	-	99

Total financial income	1,667	1,149	228

Financial expenses:
Interest and other financial expenses	(13)	(10)	(7)
Loss on marketable securities, net	(246)	(92)	-
Loss on other investments, net	(443)	-	-
Foreign exchange rate loss, net	-	(1,456)	-

Total financial expenses	(702)	(1,558)	(7)

Net financial items	965	(409)	221

Interest and other financial income on financial assets measured at amortized cost related to bank deposits	1	7	22

Interest and other financial expenses on financial liabilities measured at amortized cost related to bank deposits	-	(1)	-

Summary of RSUs activity

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs
Outstanding at January 1, 2019	20,127	66,152	130,046	2,577	218,902
Granted*	3,708	25,793	87,168	73	116,742
Settled	(2,631)	(19,080)	-	(478)	(22,189)
Transferred	(1,251)	-	(8,355)	9,606	-
Cancelled	-	-	-	(5,548)	(5,548)

Outstanding at December 31, 2019	19,953	72,865	208,859	6,230	307,907

Outstanding at January 1, 2020	19,953	72,865	208,859	6,230	307,907
Granted*	2,929	9,032	34,431	130	46,522
Settled	(6,470)	(12,253)	(22,196)	(5,936)	(46,855)
Transferred	(2,822)	(2,334)	(22,762)	27,918	-
Cancelled	(1,025)	(1,128)	(958)	(10,535)	(13,646)

Outstanding at December 31, 2020	12,565	66,182	197,374	17,807	293,928

Outstanding at January 1, 2021	12,565	66,182	197,374	17,807	293,928
Granted*	3,297	31,417	146,684	4,817	186,215
Settled	(3,556)	(14,089)	(35,962)	(9,967)	(63,574)
Transferred	(688)	5,533	(14,810)	9,965	-
Cancelled	(653)	-	(255)	(9,670)	(10,578)

Outstanding at December 31, 2021	10,965	89,043	293,031	12,952	405,991

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price

Outstanding at January 1, 2019	74,478	480,201	706,088	162,443	1,423,210	592.14
Granted*	3,925	-	303,066	228	307,219	1,483.58
Exercised	(15,750)	(132,400)	(56,237)	(95,044)	(299,431)	212.23
Expired	-	-	-	(2,000)	(2,000)	129.75
Cancelled	-	-	-	(15,374)	(15,374)	1,049.34
Transfers	(319)	-	(93,944)	94,263	-	-

Outstanding at December 31, 2019	62,334	347,801	858,973	144,516	1,413,624	862.03

Exercisable at year end	50,227	230,233	225,855	131,933	638,248	407.89
Exercisable warrants in the money at year end	50,227	227,733	219,403	129,698	627,061	385.84

Outstanding at January 1, 2020	62,334	347,801	858,973	144,516	1,413,624	862.03
Granted*	-	7,771	110,041	416	118,228	2,009.79
Exercised	(24,438)	-	(122,015)	(324,793)	(471,246)	296.77
Expired	-	-	-	-	-	-
Cancelled	-	(28,424)	(589)	(43,125)	(72,138)	1,157.54
Transfers	(25,955)	(186,333)	(113,833)	326,121	-	-

Outstanding at December 31, 2020	11,941	140,815	732,577	103,135	988,468	1,247.22

Exercisable at year end	4,192	83,426	166,402	92,696	346,716	935.60
Exercisable warrants in the money at year end	4,192	83,426	166,402	92,696	346,716	935.60

Outstanding at January 1, 2021	11,941	140,815	732,577	103,135	988,468	1,247.22
Granted*	1,217	1,287	167,080	6,400	175,984	2,282.35
Exercised	(2,500)	(7,250)	(105,726)	(57,232)	(172,708)	780.48
Expired	-	-	-	-	-	-
Cancelled	-	-	(477)	(22,816)	(23,293)	1,956.91
Transfers	-	24,782	(54,454)	29,672	-	-

Outstanding at December 31, 2021	10,658	159,634	739,000	59,159	968,451	1,501.49

Exercisable at year end	6,594	135,723	219,386	50,021	411,724	1,058.41
Exercisable warrants in the money at year end	6,594	135,723	219,386	50,021	411,724	1,058.41

Schedule of Weighted Average Exercise Prices Of Warrants

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
466.20	March 26, 2015	600	0.24	600
623.50	June 11, 2015	650	0.45	650
636.50	October 7, 2015	7,700	0.77	7,700
815.50	March 17, 2016	5,301	1.21	5,301
939.50	December 10, 2015	20,612	0.94	20,612
962.00	June 7, 2018	6,527	3.44	6,527
1,025.00	December 10, 2018	169,565	3.94	169,565
1,032.00	December 15, 2017	79,771	2.96	79,771
1,050.00	September 21, 2018	16,806	3.73	16,806
1,136.00	October 6, 2016	10,424	1.77	10,424
1,145.00	December 15, 2016	53,374	1.96	53,374
1,147.50	June 6, 2019	17,209	4.43	-
1,155.00	March 29, 2019	7,662	4.25	-
1,161.00	March 1, 2019	19,028	4.17	-
1,210.00	April 10, 2018	10,189	3.28	10,189
1,233.00	June 9, 2016	9,030	1.44	9,030
1,334.50	October 11, 2019	52,223	4.78	-
1,362.50	March 26, 2020	32,054	5.24	-
1,402.00	March 28, 2017	7,110	2.24	7,110
1,408.00	June 8, 2017	1,274	2.44	1,274
1,424.00	February 10, 2017	946	2.11	946
1,427.00	March 29, 2017	8,400	2.25	8,400
1,432.00	October 5, 2017	3,445	2.76	3,445
1,615.00	December 5, 2019	183,240	4.93	-
1,948.00	June 3, 2020	14,898	5.43	-
2,070.00	February 26, 2021	96,840	6.16	-
2,148.00	April 13, 2021	16,880	6.29	-
2,317.00	October 7, 2020	36,949	5.77	-
2,381.00	December 15, 2020	23,761	5.96	-
2,492.00	January 28, 2021	12,329	6.08	-
2,641.00	November 22, 2021	6,879	6.89	-
2,698.00	June 22, 2021	15,261	6.48	-
2,806.00	October 7, 2021	21,514	6.77	-

1,501.49		968,451	4.39	411,724

Exercise price	Grant Date	Number of warrants outstanding	Weighted average remaining contractual life (in years)	Number of warrants exercisable
DKK
31.75	October 14, 2011	1,260	0.79	1,260
40.41	June 22, 2011	24,290	0.48	24,290
55.85	April 6, 2011	125	0.27	125
220.40	October 15, 2014	1,045	0.79	1,045
225.30	June 12, 2014	2,440	0.45	2,440
337.40	December 15, 2014	20,287	0.96	20,287
466.20	March 26, 2015	4,150	1.24	4,150
623.50	June 11, 2015	850	1.45	850
636.50	October 7, 2015	12,950	1.77	12,950
815.50	March 17, 2016	7,042	2.21	7,042
939.50	December 10, 2015	44,675	1.94	44,675
962.00	June 7, 2018	14,355	4.44	-
1,025.00	December 10, 2018	182,352	4.94	-
1,032.00	December 15, 2017	111,144	3.96	111,144
1,050.00	September 21, 2018	26,497	4.73	-
1,136.00	October 6, 2016	11,761	2.77	11,761
1,145.00	December 15, 2016	63,410	2.96	63,410
1,147.50	June 6, 2019	19,290	5.43	-
1,155.00	March 29, 2019	7,959	5.25	-
1,161.00	March 1, 2019	19,528	5.17	-
1,210.00	April 10, 2018	14,138	4.28	-
1,233.00	June 9, 2016	10,870	2.44	10,870
1,334.50	October 11, 2019	54,096	5.78	-
1,362.50	March 26, 2020	33,573	6.24	-
1,402.00	March 28, 2017	7,335	3.24	7,335
1,408.00	June 8, 2017	1,641	3.44	1,641
1,424.00	February 10, 2017	1,427	3.11	1,053
1,427.00	March 29, 2017	8,400	3.25	8,400
1,432.00	October 5, 2017	11,988	3.76	11,988
1,615.00	December 5, 2019	185,403	5.93	-
1,948.00	June 3, 2020	15,582	6.43	-
2,317.00	October 7, 2020	43,641	6.77	-
2,381.00	December 15, 2020	24,964	6.96	-

1,247.22		988,468	4.60	346,716

Schedule of changes in share capital

	Number of shares	Share capital
		(DKK million)

December 31, 2018	61,497,571	61.5

Shares issued for cash	3,277,500	3.3
Exercise of warrants	299,431	0.3

December 31, 2019	65,074,502	65.1

Exercise of warrants	471,246	0.4

December 31, 2020	65,545,748	65.5

Exercise of warrants	172,708	0.2

December 31, 2021	65,718,456	65.7

Schedule Of Treasury Shares

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2018	177,550	0.2	0.3	208

Shares used for funding RSU program	(13,629)	-	-	(16)

Shareholding at December 31, 2019	163,921	0.2	0.3	192

Shares used for funding RSU program	(31,815)	(0.1)	(0.1)	(38)

Shareholding at December 31, 2020	132,106	0.1	0.2	154

Purchase of treasury shares	200,000	0.2	0.3	447
Shares used for funding RSU program	(43,781)	-	(0.1)	(51)

Shareholding at December 31, 2021	288,325	0.3	0.4	550